Other Non-Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Assets Noncurrent [Abstract]
Other Non-Current Assets

NOTE 7—OTHER NON-CURRENT ASSETS

As of June 30, 2020 and December 31, 2019, other non-current assets, net consisted of the following (in millions):

	June 30,	December 31,
	2020	2019
Advances and other asset conveyances to third parties to support LNG terminal	$20	$19
Operating lease assets	7	7
Tax-related payments and receivables	3	3
Information technology service prepayments	3	3
Advances made under EPC and non-EPC contracts	—	14
Contract assets, net	32	—
Other	8	10
Total other non-current assets, net	$73	$56

NOTE 8—OTHER NON-CURRENT ASSETS

As of December 31, 2019 and 2018, other non-current assets, net consisted of the following (in thousands):

	December 31,
	2019	2018
Advances and other asset conveyances to third parties to support LNG terminal	$18,703	$18,209
Operating lease assets	7,215	—
Tax-related payments and receivables	3,200	3,783
Information technology service prepayments	3,010	2,435
Advances made under EPC and non-EPC contracts	14,067	—
Other	9,435	7,282
Total other non-current assets, net	$55,630	$31,709